Note 5 - Short-Term Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended				1 Months Ended
	Dec. 10, 2009	Jun. 29, 2012	Jun. 12, 2012	Feb. 28, 2012	Aug. 26, 2011	Feb. 28, 2012 Total Funds Advanced [Member]	Feb. 28, 2012 Maximum Account Balance [Member]	Dec. 10, 2009 Monthly Cost of Funds Fee [Member]	Dec. 10, 2009 If Unable to Maintain Minimum Net Worth [Member]	Aug. 26, 2011 December 30, 2011 Amendment to ARPA [Member]
Maximum Accounts Receivables which may be Purchased by FWC	$ 8,500				$ 4,750					$ 8,500
Discount on Receivables Purchased	0.52%	0.52%
Percent of Purchase Price of Purchased Receivables Retained as Reserve	15.00%
Debt Instrument, Basis Spread on Variable Rate	11.50%		11.50%					10.00%	16.00%
Maximum Advances Pursuant to the ARPA				1,200
Debt Instrument, Covenant Description	Company's subsidiary's net worth (defined as assets minus liabilities) will not be less than $4,					total funds advanced on such accounts receivable does not exceed 55% of total funds advanced by FWC under the facility	no single account balance with the Company's subsidiary for an account debtor outside North America may exceed $60 unless the Company's subsidiary purchases credit insurance to cover the amount exceeding $60 for such account debtor
Maximum Advances Pursuant to Inventory Finance Rider					$ 700
Purchase Orders Discount					1.00%